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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_] ; Amendment Number: __________
       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lowell Haims
Title:    Chief Administrative Officer
Phone:    (203) 629-1980

Signature, Place, and Date of Signing:

 /s/ Lowell Haims            Greenwich, CT                  August 8, 2011
-------------------   ----------------------------   ---------------------------
   (Signature)               (City, State)                      (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   -----------------------------------------
028-01190                              Frank Russell Company

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                              Form 13F SUMMARY PAGE

Report Summary:   Sound Shore Management, Inc.

Number of Other Included Managers:                                           1

Form 13F Information Table Entry Total:                                     53

Form 13F Information Table Value Total:                             $6,213,012
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ----------------------
1.       028-10338                       One Compass Advisors

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
               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                        6/30/2011

                                                                                Item 6                           Item 8
                                Item 2                                  Investment Discretion               Voting Authority
                                 Title   Item 3    Item 4              -----------------------        ---------------------------
             Item 1               of     Cusip   Mkt. Value   Item 5      Sole    Shared Other Item 7    Sole    Shared    None
         Name of Issuer          Class   Number    x $1000    Shares       (A)      (B)   (C)   Mgrs.     (A)      (B)     (C)
------------------------------- ------ --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ---------
Abbott Laboratories             COMMON 002824100    192,989  3,667,589  3,667,589      0     0         2,874,989      0   792,600
AES Corporation                 COMMON 00130H105    170,873 13,412,331 13,412,331      0     0        10,517,231      0 2,895,100
Allstate Corporation            COMMON 020002101    159,280  5,217,177  5,217,177      0     0         4,092,777      0 1,124,400
Altria Group Inc.               COMMON 02209S103        215      8,150      8,150      0     0             8,150      0         0
Apollo Group, Inc.              COMMON 037604105        218      5,000      5,000      0     0             5,000      0         0
Applied Materials               COMMON 038222105    162,793 12,512,940 12,512,940      0     0         9,813,240      0 2,699,700
Bank of America Corporation     COMMON 060505104    170,932 15,595,962 15,595,962      0     0        12,232,662      0 3,363,300
Baxter International Inc        COMMON 071813109    125,947  2,110,019  2,110,019      0     0         1,652,019      0   458,000
Chubb Corporation               COMMON 171232101        313      5,000      5,000      0     0             5,000      0         0
CitiGroup, Inc.                 COMMON 172967101    229,996  5,523,436  5,523,436      0     0         4,337,276      0 1,186,160
Comcast Corporation Class A     COMMON 20030N101    168,118  6,634,488  6,634,488      0     0         5,212,288      0 1,422,200
Credit Suisse Group             COMMON 225401108    158,297  4,056,824  4,056,824      0     0         3,170,524      0   886,300
CVS Caremark Corporation        COMMON 126650100    159,543  4,245,425  4,245,425      0     0         3,331,425      0   914,000
Delta Air Lines, Inc.           COMMON 247361702    112,020 12,215,919 12,215,919      0     0         9,573,719      0 2,642,200
Diamond Offshore Drilling, Inc. COMMON 25271C102    162,323  2,305,399  2,305,399      0     0         1,808,099      0   497,300
DIRECTV Group Inc               COMMON 25459L106        794     15,626     15,626      0     0            15,626      0         0
eBay Inc.                       COMMON 278642103    187,605  5,813,596  5,813,596      0     0         4,559,096      0 1,254,500
El Paso Corporation             COMMON 28336L109    124,679  6,172,233  6,172,233      0     0         4,843,433      0 1,328,800
EQT Corporation                 COMMON 26884L109    128,110  2,439,259  2,439,259      0     0         1,912,559      0   526,700
Exelon Corporation              COMMON 30161N101    210,140  4,905,238  4,905,238      0     0         3,857,938      0 1,047,300
Exxon Mobil Corp                COMMON 30231G102        289      3,548      3,548      0     0             3,548      0         0
Frontier Communications Co      COMMON 35906A108        311     38,500     38,500      0     0            38,500      0         0
General Motors Company          COMMON 37045V100    198,742  6,546,194  6,546,194      0     0         5,131,794      0 1,414,400
Goldman Sachs Group Inc         COMMON 38141G104        359      2,700      2,700      0     0             2,700      0         0
Intl Business Machines          COMMON 459200101        351      2,048      2,048      0     0             2,048      0         0
International Game Technol      COMMON 459902102    161,839  9,205,880  9,205,880      0     0         7,365,980      0 1,839,900
Jabil Circuit, Inc.             COMMON 466313103        404     20,000     20,000      0     0            20,000      0         0
JetBlue Airways Corporation     COMMON 477143101        336     55,000     55,000      0     0            55,000      0         0
Lowe's Companies, Inc.          COMMON 548661107        227      9,750      9,750      0     0             9,750      0         0
Marathon Oil Corporation        COMMON 565849106     98,137  1,862,881  1,862,881      0     0         1,460,181      0   402,700
Merck & Co. Inc.                COMMON 589331107        296      8,400      8,400      0     0             8,400      0         0
MetLife Inc.                    COMMON 59156R108    181,245  4,131,409  4,131,409      0     0         3,238,909      0   892,500
Microsoft Corp                  COMMON 594918104    223,601  8,600,055  8,600,055      0     0         6,747,255      0 1,852,800
Newmont Mining Corporation      COMMON 651639106    159,296  2,951,566  2,951,566      0     0         2,316,566      0   635,000
Novartis AG  ADR                COMMON 66987V109    139,191  2,277,713  2,277,713      0     0         1,784,813      0   492,900
Owens-Illinois, Inc.            COMMON 690768403    163,682  6,341,809  6,341,809      0     0         4,971,209      0 1,370,600
Pfizer Inc.                     COMMON 717081103    174,697  8,480,454  8,480,454      0     0         6,649,254      0 1,831,200
Phillip Morris International    COMMON 718172109        477      7,150      7,150      0     0             7,150      0         0
PNC Financial Services Group    COMMON 693475105        256      4,300      4,300      0     0             4,300      0         0
Charles Schwab Corporation      COMMON 808513105    144,772  8,800,758  8,800,758      0     0         6,900,358      0 1,900,400
Southwest Airlines Company      COMMON 844741108    159,808 13,993,670 13,993,670      0     0        10,936,570      0 3,057,100
State Street Corporation        COMMON 857477103    150,519  3,338,195  3,338,195      0     0         2,595,695      0   742,500
Sunoco, Inc.                    COMMON 86764P109    166,446  3,990,553  3,990,553      0     0         3,128,653      0   861,900
Symantec Corporation            COMMON 871503108    201,525 10,219,331 10,219,331      0     0         8,034,031      0 2,185,300
TJX Companies, Inc.             COMMON 872540109        749     14,250     14,250      0     0            14,250      0         0
Texas Instruments Inc.          COMMON 882508104    164,019  4,996,002  4,996,002      0     0         3,916,602      0 1,079,400
Time Warner, Inc.               COMMON 887317303    193,170  5,311,233  5,311,233      0     0         4,166,833      0 1,144,400
Valero Energy Corporation       COMMON 91913Y100    115,204  4,505,446  4,505,446      0     0         3,531,446      0   974,000
Visa, Inc.                      COMMON 92826C839    163,482  1,940,213  1,940,213      0     0         1,518,913      0   421,300
Wal-Mart Stores, Inc.           COMMON 931142103    182,116  3,427,094  3,427,094      0     0         2,692,594      0   734,500
Invesco Ltd.                    COMMON G491BT108    173,246  7,403,662  7,403,662      0     0         5,779,262      0 1,624,400
LyondellBasell Industries       COMMON N53745100    128,300  3,330,736  3,330,736      0     0         2,601,236      0   729,500
Flextronics International       COMMON Y2573F102    140,732 21,920,816 21,920,816      0     0        17,165,116      0 4,755,700

   TOTALS:                        53              6,213,012